Label	Element	Value
Innovator Equity Defined Protection ETF - 2 Yr to April 2026 | SPDR S&P 500 ETF, Expiration: 03/31/2026; Exercise Price: 9.42 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	101.50%
Innovator Equity Defined Protection ETF - 2 Yr to April 2026 | SPDR S&P 500 ETF, Expiration: 03/31/2026; Exercise Price: 523.07 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.10%
Innovator Equity Defined Protection ETF - 2 Yr to April 2026 | SPDR S&P 500 ETF, Expiration: 03/31/2026; Exercise Price: 617.22 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(6.00%)